STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Narrative) (Details) - Related Party [Domain] - USD ($)				1 Months Ended															2 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended			152 Months Ended
	Sep. 09, 2014	Sep. 09, 2014	Mar. 15, 2013	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Nov. 30, 2014	Sep. 30, 2014	Jul. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Oct. 31, 2013	May. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2014	Jul. 24, 2015	May. 31, 2015	Aug. 31, 2014	Aug. 04, 2014	Jul. 23, 2014	Feb. 04, 2014	Sep. 11, 2013	Sep. 10, 2013	Apr. 15, 2013	Jan. 15, 2013	Mar. 28, 2012	Sep. 07, 2011	Jun. 22, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																													2 years 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																											0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																											59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																											66.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description
The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.

The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.

Amortization of debt discount																					$ 275,640				$ 219,097		$ 247,338	$ 413,695
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																													1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				501,723																					501,723		429,930			429,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price				$ 6.31																					$ 6.31		$ 7.19			$ 7.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1																									6 years 5 months 5 days		7 years 11 months 8 days
Share-based Compensation Expense																									$ 302,981	$ 352,762	$ 723,367	$ 3,700,070
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options				$ 72,354																					$ 72,354		$ 198,220			$ 198,220
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1																									9 months		16 months
Common stock, shares authorized				100,000,000																					100,000,000		10,666,667	10,666,667		10,666,667									666,667	4,000,000		2,666,667	1,066,067
Debt Instrument, Face Amount				$ 933,073											$ 156,243										$ 933,073
Debt Conversion, Converted Instrument, Shares Issued															14,881		33,333
Debt Instrument, Convertible, Conversion Price															$ 7.50	$ 7.50																					$ 0.014				$ 4.88
Accumulated discounts on current portion of convertible debt (in dollars)				$ 0													$ 77,644								$ 0		$ 194,097	$ 0		$ 194,097
Debt Instrument, Convertible, Effective Interest Rate				24.00%																					24.00%		24.00%			24.00%
Preferred Stock, Par or Stated Value Per Share				$ 0.01																					$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock, par value (in dollars per share)				$ 0.01			$ 0.01																		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 12.38	$ 11.25	$ 24.38		$ 18.75						$ 7.50	$ 13.50		$ 11.25			$ 12.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								37,440	28,986	4,831		21,538							37,440		5,926	37,440				4,831							61,539	61,539	5,431
Interest Payable															$ 11,169
Stock Issued During Period, Value, New Issues																									$ 2,055,000		$ 2,055,001			$ 2,055,000
Stock Issued During Period, Shares, New Issues							13,700							13,333	4,762	13,889
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price														$ 9.38
Issuance of net exercise provision shares																				87,117
Preferred Stock Conversion Price, Per Share						$ 19.50		$ 19.50	$ 9.75	$ 19.50																	$ 19.50
Convertible Preferred Stock, Terms of Conversion
The Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the “New Issuance Price”), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange

The Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the “New Issuance Price”), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange

Beneficial Ownership Limitation, Percentage																									4.99%		4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description																									an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends.		an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends.
Cashless Exercise Of Common Stock Warrants Total											3,333												15,442
Stock Issued During Period, Shares, Conversion of Convertible Securities				3,121	3,121	3,122		1,561		1,561		970															1,559
Conversion Of Stock Price Per Share				$ 9.75	$ 9.75	$ 9.75						$ 19.50
Preferred Stock, Dividend Rate, Percentage				6.00%	6.00%			6.00%		6.00%		6.00%															6.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period										3,725	4,444									139,265
Stock Issued During Period, Shares, Other																		20,623
Preferred stock, shares authorized				20,000,000																					20,000,000		10,000,000	20,000,000		10,000,000
SOK Partners, LLC, [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 12.38																$ 12.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	71,257	71,257								5,431																5,431
Percentage Of Reduction To Warrant Agreement	11.00%	11.00%
Convertible Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Face Amount																																$ 275,000
Dr.Samuel Herschowitz [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												1,482
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price													$ 1.25		$ 0.01
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period													4,336			4,444
Two Lenders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 12.38
Four Lenders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 12.38											$ 12.38			$ 12.38
Purchasers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																	$ 24.38
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized																															100,000,000
Preferred stock, shares authorized																															20,000,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Face Amount																	$ 300,000				$ 1,000,000
Debt Conversion, Converted Instrument, Shares Issued																	33,333				80,000
Debt Instrument, Convertible, Conversion Price																					$ 13.50
Debt Instrument, Convertible, Effective Interest Rate																	8.00%				8.00%
Common stock, par value (in dollars per share)			$ 0.01
Shares Issued, Price Per Share			5.25
Warrants Term																					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.00														$ 11.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			95,239																					95,238
Stock Issued During Period, Value, New Issues			$ 500,000
Private Placement 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																					61,481
Shares issued under PPM to five investors at $.07 per share (in shares)			47,619
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.25																		$ 14.85
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																$ 0.01
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																2,667	2,667
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																									$ 13.49		$ 3.81	$ 9.00
Debt Instrument, Convertible, Conversion Price																	$ 9.00
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 24.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												21,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																											$ 8.38	$ 8.25
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																											40,722	238,682
Stock Issued During Period, Shares, Other																						71,257
Warrant [Member] | Two Lenders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Reduction To Warrant Agreement									11.00%
Warrant [Member] | Four Lenders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Reduction To Warrant Agreement																			11.00%
Warrant [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Conversion Price																	$ 9.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 11.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								95,238
Stock Issued During Period, Value, New Issues																								$ 500,000
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share																																				$ 0.01
Stock Issued During Period, Value, New Issues												$ 2,055,000															$ 2,055,000
Stock Issued During Period, Shares, New Issues												20,550
Sale of Stock, Price Per Share									$ 9.75
Warrant Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues																				$ 1,044,490
One Warrant Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Stock Options Exercised														$ 125,000
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized																																						1,333,334
Shares Grants Increase For Threshold																																							266,667
Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																									0.00%			0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																									59.00%			59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																									66.00%			66.00%
Stock Options and Warrants One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																												5 years
Stock Options and Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																												10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																									2 years		2 years
Issued - Average Exercise Price																											$ 3.2006	$ 1.43
Common stock, shares authorized																																						4,000,000
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																$ 0.75									$ 0.75		$ 0.75
Minimum [Member] | Post Reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 11.25
Minimum [Member] | Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																									5 years		5 years
Issued - Average Exercise Price																									$ 0.2750
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																									1.63%		1.44%	0.78%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																									6 years 6 months		6 years 6 months
Issued - Average Exercise Price																											$ 13.9195	$ 18.34
Common stock, shares authorized																																						10,666,667
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price																									$ 24.375		$ 24.375
Maximum [Member] | Post Reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 34.50
Maximum [Member] | Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																									10 years		10 years
Issued - Average Exercise Price																									$ 5.5695
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																									2.35%		2.75%	2.04%